UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie               Hartford, CT              August 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                         -------------

Form 13F Information Table Entry Total:      67
                                         -------------

Form 13F Information Table Value Total: $  229,573
                                         -------------
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                        FORM 13F INFORMATION TABLE

                                                                   TOTAL
ISSUER                           TYPE              CUSIP       VALUE   SHARES  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                               x 1000  PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE

ACE LTD COM                      OPTIONS - CALLS   G0070K2HF     632    20000  SH  CALL     SOLE                 20000   0      0
ALLEGHANY CORP DEL NEW COM       COMMON STOCK      017175100    5541    29017  SH           SOLE                 29017   0      0
ALLSTATE CORP COM                OPTIONS - CALLS   0200022AF    4438   120000  SH  CALL     SOLE                120000   0      0
AMBAC FINANCIAL GROUP INC        COMMON STOCK      023139108   11147   165874  SH           SOLE                165874   0      0
AMERICAN FINICAL HOLDINGS        COMMON STOCK      026075101     242     8093  SH           SOLE                  8093   0      0
ANNUITY AND LIFE RE HLDGS        COMMON STOCK      G03910109    7940   438900  SH           SOLE                438900   0      0
AON CORP                         COMMON STOCK      037389103   10841   367800  SH           SOLE                367800   0      0
AON CORP                         OPTIONS - CALLS   0373891AF    2358    80000  SH  CALL     SOLE                 80000   0      0
BANK OF BERMUDA LTD              COMMON STOCK      G07644100    3057    68310  SH           SOLE                 68310   0      0
BANK OF HAWAII CORP SHS          COMMON STOCK      062540109    6233   222600  SH           SOLE                222600   0      0
BANK ONE CORP COM                COMMON STOCK      06423A103     385    10000  SH           SOLE                 10000   0      0
BEAR STEARNS COS INC USD1 COM    OPTIONS - CALLS   0739020GK     612    10000  SH  CALL     SOLE                 10000   0      0
BERKLEY W R CORP COM             COMMON STOCK      084423102    4285    77900  SH           SOLE                 77900   0      0
BERKSHIRE HATHAWAY CL A INC DE   COMMON STOCK      084670108   28858      432  SH           SOLE                   432   0      0
BERKSHIRE HATHAWAY INC CLASS B   COMMON STOCK      084670207   10241     4584  SH           SOLE                  4584   0      0
BISYS GROUP INC COM              COMMON STOCK      055472104     337    10120  SH           SOLE                 10120   0      0
BROWN & BROWN INC COM STK        COMMON STOCK      115236101    3446   109400  SH           SOLE                109400   0      0
CITIGROUP INC COM STK            COMMON STOCK      172967101    1961    50600  SH           SOLE                 50600   0      0
CITIGROUP INC COM STK            OPTIONS - CALLS   1729671AG    2325    60000  SH  CALL     SOLE                 60000   0      0
CLARK/BARDES INC COM             COMMON STOCK      180668105    3027   132500  SH           SOLE                132500   0      0
COUNTRYWIDE CR INDS INC COM      COMMON STOCK      222372104    7619   157900  SH           SOLE                157900   0      0
CT BANCSHARES COM STK            COMMON STOCK      207540105     332    10000  SH           SOLE                 10000   0      0
FIDELITY NATL FINL INC COM       COMMON STOCK      316326107    2267    71720  SH           SOLE                 71720   0      0
FIRST DATA CORP COM              COMMON STOCK      319963104    5545   149020  SH           SOLE                149020   0      0
FIRST INVS FINL SVCS GROUP IN    COMMON STOCK      32058A101     670   200000  SH           SOLE                200000   0      0
FLEET BOSTON FINANCIAL CORP      COMMON STOCK      339030108     417    12860  SH           SOLE                 12860   0      0
FLEET BOSTON FINANCIAL CORP      OPTIONS - CALLS   3390305AF     485    15000  SH  CALL     SOLE                 15000   0      0
FREDDIE MAC USD0.21 COM          COMMON STOCK      313400301     918    15000  SH           SOLE                 15000   0      0
GALLAGHER ARTHUR J & CO COM      COMMON STOCK      363576109     324     9340  SH           SOLE                  9340   0      0
GOLDMAN SACHS GROUP INC          COMMON STOCK      38141G104    1100    15000  SH           SOLE                 15000   0      0
HALLWOOD RLTY PARTNERS L P       COMMON STOCK      40636T203     614     9000  SH           SOLE                  9000   0      0
HCC INS HLDGS INC COM            COMMON STOCK      404132102    2646   100440  SH           SOLE                100440   0      0
HILB, ROGAL & HAMILTON CO        COMMON STOCK      431294107    2722    60150  SH           SOLE                 60150   0      0
IHOP CORP USD.01 COM             COMMON STOCK      449623107    1333    45300  SH           SOLE                 45300   0      0
INTERACTIVE DATA COR P (EX DAT   COMMON STOCK      45840J107     716    49200  SH           SOLE                 49200   0      0
INTL SPEEDWAY CORP CL A COM      COMMON STOCK      460335201    1054    26300  SH           SOLE                 26300   0      0
INTUIT INC COM                   COMMON STOCK      461202103    3172    63793  SH           SOLE                 63793   0      0
IPC HOLDINGS LTD COM             COMMON STOCK      G4933P101     949    31100  SH           SOLE                 31100   0      0
J HANCOCK FINL COM STK           COMMON STOCK      41014S106     264     7500  SH           SOLE                  7500   0      0
LAFARGE NORTH AMER INC           COMMON STOCK      505862102    4282   121800  SH           SOLE                121800   0      0
LANDAMERICA FINANCIAL GROUP      COMMON STOCK      514936103     756    24000  SH           SOLE                 24000   0      0
MARATHON OIL CORP Com            COMMON STOCK      565849106     676    24900  SH           SOLE                 24900   0      0
MARSH & MCLENNAN COS INC COM     COMMON STOCK      571748102     483     5000  SH           SOLE                  5000   0      0
MERRILL LYNCH & CO INC USD1.33   COMMON STOCK      590188108    1130    27900  SH           SOLE                 27900   0      0
PENN-AMER GROUP INC COM          COMMON STOCK      707247102     342    32500  SH           SOLE                 32500   0      0
PEOPLE'S BANK BRIDGEPORT CONN    COMMON STOCK      710198102    1044    40000  SH           SOLE                 40000   0      0
PORT FINANCIAL CORP COM STK      COMMON STOCK      734119100    1139    28400  SH           SOLE                 28400   0      0
PROGRESSIVE                      COMMON STOCK      743315103     1953   33750  SH           SOLE                 33750   0      0
PRUDENTIAL FINANCIAL INC         COMMON STOCK      744320102    4594   137700  SH           SOLE                137700   0      0
R.H. DONNELLEY CORP COM          COMMON STOCK      74955W307     890    31850  SH           SOLE                 31850   0      0
S & P DEPOSITORY RECEIPTS TR U   US ETF'S - US TR  78462F103    2474    25000  SH           SOLE                 25000   0      0
SCOTTISH ANNUITY AND LIFE HOLD   COMMON STOCK      G7885T104     458    24000  SH           SOLE                 24000   0      0
UICI INC COM                     COMMON STOCK      902737105    6103   302100  SH           SOLE                302100   0      0
UNION PLANTERS CORP COM          COMMON STOCK      908068109     519    16050  SH           SOLE                 16050   0      0
UNIONBANCAL CORP COM STK         COMMON STOCK      908906100    3167    67600  SH           SOLE                 67600   0      0
UNISOURCE ENERGY CORP HLD CO     COMMON STOCK      909205106    7098   381600  SH           SOLE                381600   0      0
US BANCORP COM                   COMMON STOCK      902973304    5188   222199  SH           SOLE                222199   0      0
US BANCORP COM                   OPTIONS - CALLS   9029734AD     350    15000  SH  CALL     SOLE                 15000   0      0
WACHOVIA CORP Com                COMMON STOCK      929903102    4620   121000  SH           SOLE                121000   0      0
WACHOVIA CORP Com                OPTIONS - CALLS   9299031AF    2100    55000  SH  CALL     SOLE                 55000   0      0
WACHOVIA CORP Com                OPTIONS - CALLS   929903AAE    2100    55000  SH  CALL     SOLE                 55000   0      0
WADDELL & REED FINANCIAL INC     COMMON STOCK      930059100    2292   100038  SH           SOLE                100038   0      0
WASHINGTON POST CO               COMMON STOCK      939640108     710     1300  SH           SOLE                  1300   0      0
WESCO FINANCIAL CROP             COMMON STOCK      950817106     690     2286  SH           SOLE                  2286   0      0
WHITE MOUNTAINS INSURANCE GROUP  COMMON STOCK      G9618E107   31650   100000  SH           SOLE                100000   0      0
WILLIS GROUP HDLS LTD SHARES     COMMON STOCK      G96655108     954    29000  SH           SOLE                 29000   0      0
ZENITH NATL INS CORP             COMMON STOCK      989390109     758    23810  SH           SOLE                 23810   0      0

    Records 67                                 Total Mkt Value 229573

02081.0001 #342897